Summary of significant accounting policies - Financial liabilities (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Summary of significant accounting policies
Non-derivative financial liabilities accounted for at fair value through profit or loss	€ 0
Effective interest rate (as a percent)	20.00%
Contractual interest rate	12.50%